Net income / (loss) from distribution agreements (Details) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net income (loss) from distribution agreements		€ 861	€ (8,219)	[1]	€ (1,109)
Sales		€ 678	0	[1]	0
Lumoxiti, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net income (loss) from distribution agreements	€ 861		€ (8,219)		€ (1,109)

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.